TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2019	2018
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	941	854
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	23	25
Acquisition consideration	82	78
	1,046	957
Other payables due after one year
Acquisition consideration	99	49
Other payables	3	4
	102	53